INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES, NET
Schedule of classification of inventory

	At lower of cost and net realizable value
	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Raw materials	12,077,632	14,879,879	592,328,291
Finished goods, including service parts	10,104,487	11,658,740	464,103,340
Good in transit	2,123,863	3,465,063	137,934,915
Work in progress	3,338,606	4,538,671	180,672,386
Merchandises	22,770	32,137	1,279,288
Tools and spare parts	239,672	308,159	12,266,988
TOTAL	27,907,030	34,882,649	1,388,585,208